SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2026 HKD ($)	Mar. 31, 2026 CNY (¥)
Property, Plant, and Equipment [Line Items]
Net income loss	$ 13,291,167	$ 6,981,068	$ (1,091,285)
Accumulated deficit	15,984,846	2,693,679
Exchange currency rate				7.8000
Cash, FDIC Insured Amount | ¥					¥ 500,000
Impairment of long-lived assets	$ 0	$ 0
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Exchange currency rate	6.8980				6.8980
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Exchange currency rate	7.0713				7.0713
Deposits				$ 800,000